UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2019  through  October 31, 2019

333-228592-01

(Commission File Number of issuing entity)

0001765556

(Central Index Key Number of issuing entity)

Honda Auto Receivables 2019-1 Owner Trust

(Exact name of issuing entity as specified in its charter)

333-228592

(Commission File Number of depositor)

0000890975

(Central Index Key Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

0000864270

(Central Index Key Number of sponsor)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Glenn Yamamoto, Phone: (310) 972-2511

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	83-6636442
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC
20800 Madrona Avenue
Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2019-1 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the November 18, 2019 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2019-1 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period October 1, 2019  through  October 31, 2019. The securitizer filed its most recent Form ABS-15G on January 24, 2019. The CIK number of the securitizer is 0000864270.

This Form 10-D/A is an amendment to replace the Exhibit 99.1 that was originally attached to the Form 10-D filed on November 21, 2019. The Exhibit 99.1 that was originally attached reflected the September reporting month and is being replaced with the October reporting month.

Item 1A. Asset-Level Information.

Incorporated by reference into this Form 10-D is the asset level data included in Exhibit 102 to the Form ABS-EE filed by the issuing entity on the date hereof (the “ABS-EE”).

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated by reference into this Form 10-D.

Item 1B. Asset-Representation Reviewer and Investor Communication Information.

None

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to

Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

(a)	The Following is a list of documents filed as part of this Report on Form 10-D

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report

Exhibit 102 – Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity)

Exhibit 103 – Asset Related Document (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2019-1 Owner Trust

By: American Honda Finance Corporation, as Servicer

By:	/s/ Paul C. Honda
Paul C. Honda
Vice President–Finance & Administration and Assistant Secretary

Date: December 23, 2019